Segmental Information - Summary of Information by Reportable Segment - Other Segmental Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 67	$ 68	[1]	$ 98	[1]
Contract assets deduction in revenue	37	32		35
Equity-settled share-based payments cost	31	28		26
Share of profit /losses of associates and joint ventures	(31)	59	[1]	8	[1]
Excluding exceptional items [member]
Disclosure of reportable segments [line items]
Share of profit /losses of associates and joint ventures	(13)	(1)		8
Americas [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	24	23		30
Contract assets deduction in revenue	21	18		17
Equity-settled share-based payments cost	9	8		8
Share of profit /losses of associates and joint ventures				7
Americas [member] | Excluding exceptional items [member]
Disclosure of reportable segments [line items]
Share of profit /losses of associates and joint ventures	(5)	(1)
EMEAA [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	12	13		18
Contract assets deduction in revenue	15	13		17
Equity-settled share-based payments cost	4	4		4
Share of profit /losses of associates and joint ventures				1
EMEAA [member] | Excluding exceptional items [member]
Disclosure of reportable segments [line items]
Share of profit /losses of associates and joint ventures	(8)
Greater China [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	4	4		6
Contract assets deduction in revenue	1	1		1
Equity-settled share-based payments cost	2	2		3
Central [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	27	28		44
Equity-settled share-based payments cost	$ 16	$ 14		$ 11

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).